UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

        Investment Company Act file number         811-21247
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                      BNY/IVY Multi-Strategy Hedge Fund LLC
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               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               NEW YORK, NY 10166
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               (Address of principal executive offices) (Zip code)

                                  Joseph Murphy
                           BNY Mellon Asset Management
                                 200 Park Avenue
                               NEW YORK, NY 10166
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                     (Name and address of agent for service)

   Registrant's telephone number, including area code: 1-212-815-4228
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                     Date of fiscal year end: March 31, 2009
                                             ---------------------

                  Date of reporting period: September 30, 2008
                                           -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



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ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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                    BNY/IVY MULTI-STRATEGY   |    Semi-Annual Report
                    HEDGE FUND LLC           |    September 30, 2008
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                     NOTICE OF PRIVACY POLICY AND PRACTICES

BNY/Ivy Multi-Strategy Hedge Fund LLC recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY/Ivy Multi-Strategy Hedge Fund LLC.

COLLECTION OF MEMBER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

     o ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a member's name, address, Social Security number and information about a member's investment goals and risk tolerance;

     o ACCOUNT HISTORY, including information about the transactions and balances in a member's accounts; and

     o CORRESPONDENCE (written, telephonic or electronic) between a member or a member's representative and BNY/Ivy Multi-Strategy Hedge Fund LLC or service providers to BNY/Ivy Multi-Strategy Hedge Fund LLC.

DISCLOSURE OF MEMBER INFORMATION

We may disclose any of the member information we collect to third parties who are not affiliated with BNY/Ivy Multi-Strategy Hedge Fund LLC:

     o as permitted by law - for example, with service providers who maintain or service shareholder accounts for the BNY/Ivy Multi-Strategy Hedge Fund LLC or to a shareholder's broker or agent, to resolve or to protect against member fraud; and

     o to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF MEMBER INFORMATION

We protect member information by requiring service providers to the BNY/Ivy Multi-Strategy Hedge Fund LLC:

     o to maintain policies and procedures designed to limit access to and use of information about members of the BNY/Ivy Multi-Strategy Hedge Fund LLC to those persons who need to know such information to provide services to us; and

     o    to maintain physical,  electronic and procedural safeguards to protect
          nonpublic   personal   information   of   members   of   the   BNY/Ivy
          Multi-Strategy Hedge Fund LLC.

THE POLICIES AND PRACTICES DESCRIBED IN THIS NOTICE APPLY TO BOTH CURRENT AND FORMER MEMBERS OF BNY/IVY MULTI-STRATEGY HEDGE FUND LLC. IF WE CHANGE THESE POLICIES AND PRACTICES IN A MANNER THAT AFFECTS THE ACCURACY OF THIS NOTICE, WE WILL NOTIFY OUR MEMBERS.

Dear Member,

We are pleased to send you the semi-annual report for the BNY/Ivy Multi-Strategy Hedge Fund LLC for the six months ended September 30, 2008.

2ND QUARTER 2008

Despite continued macroeconomic and market headwinds, we are pleased to report that the BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund") posted positive performance during the second quarter of 2008, effectively preserving capital in yet another volatile period for equity and credit markets.

The bear market rally which began in mid-March continued into the first half of the second quarter, before reversing course as a combination of renewed concerns about the magnitude of credit-related problems in the financial sector, a negative trend in earnings momentum, and inflation fears from spiking commodity prices, particularly crude oil, drove markets downward to new lows in June. During this challenging period, the Fund was pleased with the performance of its equity line up, which posted broadly positive returns in the second quarter, against a return of -2.5% for the MSCI World (USD) and -2.7% for the S&P 500. This relative outperformance across the equity line-up can be attributed to stock, sector and manager selection, with prudent market exposure and astute portfolio management also playing key roles in driving performance. The result is that net market exposure across our portfolios has decreased, without impeding alpha generation.

Relative value managers enjoyed strong performance during the second quarter, with positive contributions from statistical arbitrage, convertible arbitrage and macro-oriented multi-strategy managers. The market's recognition of deteriorating macroeconomic fundamentals, the return of stability to fixed income relative value trades, and high but stable equity volatility helped relative value managers deliver relatively good results in an environment where equity and credit markets reversed sharply during the quarter.

On the heels of a very challenging first quarter, the second quarter of 2008 provided a moderately favorable environment for event driven strategies. Managers employing a special situations approach took advantage of an increase in corporate activity and benefited from the wide dispersion in the equity markets. The distressed arena also afforded managers focused on the space with both an accommodative environment for existing investments and a widening opportunity set. Despite June's market downturn, Ivy's event driven managers were largely able to preserve their gains, as portfolio gross and net exposures were generally reduced over the quarter.

Ivy's lineup of credit managers positively contributed to portfolio performance over the quarter. As even the casual observer knows, credit markets have been the epicenter of the current market crisis, which has made it highly challenging for credit managers to maintain consistently positive performance. Many managers were tested by the vicious cycle of deleveraging. This cycle was typified by a lack of liquidity and steep sell-offs, which repeatedly caused severe market dislocations, and thus additional markdowns for credit portfolios. However, a combination of astute credit selection, prudent portfolio hedging, and improved market conditions allowed credit managers to post positive results during the second quarter.


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3RD QUARTER 2008

The third quarter of 2008 was a momentous time for global markets. This period saw the decline of large scale financial institutions, rapid deleveraging of global financial intermediaries, a spike in short term financing costs, runs on banks, as well as a "crisis of confidence" in markets and regulatory authorities in general.

Against this backdrop, mainstream hedge fund strategies, which had held up relatively well in 2008, posted significant downturns, with the majority of the pain coming in September. Market pressure was so severe during the month that even what we believe to be the most experienced and capable hedge fund managers suffered portfolio declines equal to or exceeding those experienced in the previous eight months. The Fund was not immune to this severe environment, but we are comforted that portfolio actions previously taken helped keep a difficult situation from becoming even more so. During periods such as these, a consistent and disciplined investment process is often the first line of defense. For example, many investors are aware that the failure of Lehman Brothers raised significant questions concerning the health of "prime brokerage" service providers (banks and securities firms) upon which hedge funds rely heavily. Unfortunately, many hedge fund investors suffered unanticipated losses due to Lehman counterparty failure and/or the loss of control of assets now trapped in Lehman bankruptcy proceedings. We are pleased to report that Ivy's line up of funds was largely insulated from this market breakdown, which is the result of careful manager selection combined with a stringent internal operational due diligence ("ODD") process, emphasizing careful counterparty risk assessment and appropriate diversification of each manager's prime brokerage service providers.

The performance of relative value managers during the third quarter was negatively affected by dramatically increasing credit spreads, record high equity volatility levels, the lowest equity market returns in six years, significantly decreased dispersion at all levels, the inability of borrowers to obtain financing and regulatory actions. For example, the HFRX Relative Value Arbitrage Index was down 11.9% for the third quarter.(1) Convertible arbitrage managers were particularly victimized, most notably towards the end of the quarter (the HFRX Convertible Arbitrage Index was down 19.0% for the quarter and 16.6% for September).(2) Statistical arbitrage and multi-strategy managers posted mixed results for the quarter; although, as a whole, they were also negatively impacted by dislocations caused by systematic events.

For event driven strategies, the third quarter of 2008 was the most challenging quarter in a decade. Falling equity markets, frozen credit markets, global deleveraging, government intervention and investor uncertainty combined to create a grim environment in which nearly all hedge fund managers employing event driven strategies suffered losses. Those managers with greater market exposure suffered the full brunt of the turmoil, while those with more defensive positioning tended to outperform. The difficult market conditions also led investors to assign a lower probability to transactions closing, which resulted in indiscriminant spread widening and additional pain for managers. As a result, the HFRI Event Driven Index fell 7.8%; its worst quarter since 1998 and its second worst quarter since the index's inception in January 1990.(3)

----------------
(1) SOURCE: HEDGE FUND RESEARCH, INC.
(2) SOURCE: HEDGE FUND RESEARCH, INC.
(3) SOURCE: HEDGE FUND RESEARCH, INC.

Hedge fund managers employing distressed securities strategies also suffered losses over the third quarter. These declines can be attributed to a confluence of fundamental and technical factors that led to secondary market prices coming under significant pressure. As investors' expectations for a more severe economic downturn increased over the quarter, a general re-pricing of risk assets occurred. With higher than previously expected default rates and lower than anticipated recovery rates, distressed securities as a whole traded down over the quarter. Furthermore, the underperformance of bank debt/loans versus bonds proved to be painful for managers that were long higher, more senior parts of the capital structure and short lower, more junior parts of the capital structure.

Global credit markets experienced one of the most severe downturns ever witnessed during the second half of September as systemic risk was front and center in investors' minds in the aftermath of Lehman Brothers' collapse. As in mid March, liquidity dried up in interbank markets as banks became reluctant to take on counterparty risk. Liquidity tightening also spread to the high yield bond and loan markets during this challenging period. Over the quarter, the Merrill Lynch High Yield Master II and European High Yield indices tumbled 9.5% and 10.8%, respectively, with their option adjusted spreads widening by 361 bps and 475 bps--the most dramatic moves since the inception of both indices, as quoted by Bloomberg.

As a result of significant market dislocations and the sheer magnitude of mark-to-market losses in high yield bond, loan and structured credit markets, a number of Ivy's credit managers experienced one of their most challenging quarters in their careers. Furthermore, senior secured loans that had been favored by many credit managers continued to underperform throughout the quarter, adding another layer of difficulty to various types of credit strategies. In September, these challenges were compounded by two additional technical factors: increasing difficulty to find counterparties in various over-the-counter transactions amid widespread risk aversion in financial markets; and significant intraday volatility and extreme risk aversion that made it highly challenging for managers to effectively utilize the CDS contracts to control downside risk in their portfolios.

Thank you for your confidence in the BNY/Ivy Multi-Strategy Hedge Fund LLC.

Sincerely,
/s/ Joseph Murphy
Joseph Murphy
President
BNY/Ivy Multi-Strategy Hedge Fund LLC

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THE INFORMATION  SET FORTH HEREIN HAS BEEN OBTAINED FROM SOURCES  BELIEVED TO BE
RELIABLE, BUT NEITHER IVY ASSET MANAGEMENT CORP. ("IVY") NOR ITS AFFILIATES ASSUMES ANY RESPONSIBILITY FOR, OR MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED AS TO THE ADEQUACY, ACCURACY OR COMPLETENESS OF ANY INFORMATION CONTAINED HEREIN OR FOR THE OMISSION OF ANY INFORMATION RELATING THERETO AND NOTHING CONTAINED HEREIN SHALL BE RELIED UPON AS A PROMISE OR REPRESENTATION WHETHER AS TO PAST OR FUTURE PERFORMANCE.

THIS REPORT CONTAINS STATEMENTS RELATING TO REGULATORY, ECONOMIC AND MARKET CONDITIONS GENERALLY. ALTHOUGH THESE STATEMENTS HAVE BEEN OBTAINED FROM AND ARE BASED ON SOURCES THAT IVY BELIEVES TO BE RELIABLE, IVY DOES NOT GUARANTEE THEIR ACCURACY AND ANY SUCH INFORMATION MIGHT BE INCOMPLETE OR CONDENSED. THERE IS NO GUARANTEE THAT THE VIEWS AND OPINIONS EXPRESSED IN THIS REPORT WILL PROVE TO BE ACCURATE.

OPINIONS, ESTIMATES AND PROJECTIONS IN THIS REPORT CONSTITUTE THE CURRENT JUDGMENT OF IVY AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE WITHOUT NOTICE. IVY HAS NO OBLIGATION TO UPDATE, MODIFY OR AMEND THIS REPORT OR OTHERWISE NOTIFY A READER THEREOF IN THE EVENT THAT ANY MATTER STATED HEREIN, OR ANY OPINION, PROJECTION, FORECAST OR ESTIMATE SET FORTH HEREIN, CHANGES OR SUBSEQUENTLY BECOMES INACCURATE.

THE SUCCESS OF ANY INVESTMENT ACTIVITY IS AFFECTED BY GENERAL ECONOMIC CONDITIONS, WHICH MAY AFFECT THE LEVEL AND VOLATILITY OF INTEREST RATES AND THE EXTENT AND TIMING OF INVESTOR PARTICIPATION IN THE MARKETS FOR BOTH EQUITIES AND INTEREST-SENSITIVE INSTRUMENTS. UNEXPECTED VOLATILITY OR ILLIQUIDITY IN THE
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MANAGERS) HOLDS POSITIONS COULD CAUSE THAT PRODUCT TO INCUR LOSSES.

THIS MATERIAL IS BEING  PROVIDED TO YOU FOR  INFORMATION  PURPOSES ONLY AND DOES
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THIS  MATERIAL IS NOT  INTENDED  TO PROVIDE,  AND SHOULD NOT BE RELIED UPON FOR,
ACCOUNTING,  LEGAL OR TAX ADVICE OR  INVESTMENT  RECOMMENDATIONS.  INVESTORS ARE
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AN INVESTMENT IN ANY IVY PRODUCT INVOLVES CERTAIN SIGNIFICANT RISKS,  INCLUDING,
WITHOUT  LIMITATION,  LOSS OF ALL OR A  SUBSTANTIAL  AMOUNT OF CAPITAL,  LACK OF
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ANY OF ITS CONTENTS, WITHOUT THE PRIOR CONSENT OF IVY IS EXPRESSLY PROHIBITED.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 FINANCIAL STATEMENTS AND OTHER INFORMATION
--------------------------------------------------------------------------------
 For the Six Months Ended September 30, 2008

 CONTENTS

 Management Discussion & Analysis .......................................   1
 Portfolio Summary ......................................................   4
 Financial Statements:
   Schedule of Investments ..............................................   5
   Statement of Assets, Liabilities and Members' Capital ................   8
   Statement of Operations ..............................................   9
   Statements of Changes in Members' Capital ............................  10
   Statement of Cash Flows ..............................................  11
   Notes to the Financial Statements ....................................  12

 Managers and Officers ..................................................  21
 Information about Advisory Agreements ..................................  22


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 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 MANAGEMENT DISCUSSION & ANALYSIS
--------------------------------------------------------------------------------
WHAT FACTORS INFLUENCED THE INVESTMENT ENVIRONMENT FOR THE FUND DURING THE PERIOD OF APRIL 2008 THROUGH SEPTEMBER 2008?

The past six months have been a momentous time for global markets, a period which saw the decline of large scale financial institutions, rapid de-leveraging of global financial intermediaries, a spike in short term financing costs, runs on banks, and a of confidence" in markets and regulatory authorities in general. This activity came to a crescendo in September with the failure of Lehman Brothers, which became the largest bankruptcy in U.S. corporate history. In response, global regulators rapidly undertook aggressive, and largely unprecedented, actions to help stem the widespread market panic. Among these steps were the injection of billions of dollars into the banking system, blanket guarantees on demand deposit accounts, and various restrictions on the short selling of equity securities. Many investors chalked up the period's hedge fund results to "equity volatility," but this alone does not explain the industry's difficulties, especially during September. One has to peer a bit further into the data; we believe September provided once-in-a-career examples of intra-day equity cross-currents, convertible bond liquidations, relative value dislocations and distressed debt and leveraged loan price deteriorations--all against the backdrop of systemic uncertainty and global deleveraging. Only the futures markets functioned relatively normally, enabling tactical traders to gain ground on other hedge fund strategies.

The resulting surge in volatility, absence of liquidity, and technical pricing pressures caused many hedge funds to experience significant losses during the period. Despite the difficulties of the period, we were pleased with the performance of the BNY/Ivy Multi-Strategy Hedge Fund (the "Fund") which weathered this storm, and maintained a return advantage over comparable equity market and hedge fund benchmarks.

GIVEN THIS CONTEXT, HOW DID THE FUND PERFORM OVER THE LAST 6 MONTHS?

The Fund posted performance of -6.82% (net of fees and expenses) over the last 6 months. The Hedge Fund Research, Inc. ("HFRI") Fund of Funds Composite Index posted -8.59% and the S&P 500 Index returned -10.87% over the same period.

WHAT SPECIFIC FACTORS ACCOUNT FOR THE FUND'S PERFORMANCE FOR APRIL 2008 THROUGH SEPTEMBER 2008?

Over the six month period, we have been in an environment in which the main driver of performance has been deleveraging and where prices of securities and instruments were dictated by the unstable hands of investors under selling pressure. This created a number of dislocations across loans, convertible arbitrage, basis trades and relative value relationships. Against this backdrop relative value multi-strategy managers did a reasonable job of protecting capital, aided by strategy diversification, strong stock selection and hedging in credit and equities.

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 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 MANAGEMENT DISCUSSION & ANALYSIS (CONTINUED)
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Managers were able to take  advantage of the long  volatility and short exposure to both the financials sector as a whole and to subprime-linked securities.

As volatility levels built up across equity markets, the portfolio's equity managers were prudent in reducing their market exposures. While this defense mechanism helped to minimize the potential for losses, particularly for the portfolio's global focused manager, a number of technical and regulatory forces tended to overshadow any alpha/skill on behalf of the hedge fund manager. In equities, the sector rotation out of late cycle energy and commodity stocks where equity managers had typically been more bullish from a fundamental perspective proved painful. Even more so was the short squeeze triggered by the short selling ban which led to a rally in financial, consumer and REITs despite weak fundamentals, as these sectors had relatively higher levels of short interest. This created a hostile environment, as short positions tended to outperform the broader market.

The event driven strategy faced increasing headwinds during the period. The swift widening in credit spreads, sharp sell off in equities and increase in deal breaks were driven by a number of factors, primary among them deteriorating forecasts for underlying business profitablilty due to the worsening environment. In addition, higher funding costs because of a tighter credit market negatively impacted many deals worldwide.

Credit markets remained under stress during the period as a result of forced selling and deterioration in the economic environment impacting the health of corporations. This led to pressure on high yield bonds, distressed loan securities and bank debt which adversely impacted the Fund's credit manager. In addition, basis risk created a difficult environment for hedging.

HOW DID THE FUND'S COMPOSITION CHANGE DURING THIS PERIOD?

We continued to gradually reduce the portfolio's allocation to credit and event driven strategies and increase the relative value allocation. Within the relative value strategy, we have favored multi-strategy managers with flexibility to tilt the portfolio according to the opportunity set. Furthermore, we have reduced the Fund's exposure to the higher net exposure long/short equity managers, in favour of equity managers with lower net exposure.

WHAT IS THE STRATEGIC OUTLOOK FOR THE NEXT TWELVE MONTHS?

We are now in a period of industry consolidation, where today's losers will be sorted out from tomorrow's winners. This will result in less competition, both in terms of investor dollars and number of investment firms, in the hedge fund industry. Importantly, we should also note that the closing and scaling back of many investment bank proprietary trading operations should also materially improve the opportunity set, as these were among the biggest competitors for hedge fund returns over the last few years. Therefore, the current environment overwhelmingly favors

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 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 MANAGEMENT DISCUSSION & ANALYSIS (CONTINUED)
--------------------------------------------------------------------------------

the stronger, more experienced firms, those with business stability, institutional infrastructure, seasoned investors, and broad investment expertise. While these firms may experience drawdowns in the current environment, we expect that they will, in many cases, outperform the market and their peers. As a result, these managers would be in a position of strength to add the quality talent that inevitably flees the weaker firms, thereby increasing their competitive advantage.

For the balance of 2008, hedge fund performance may continue to be uneven as managers are generally unwilling to broadly increase market exposures given the continued illiquidity and uncertainty with regard to potential investor redemptions. In 2009, while we anticipate elements of today's challenging environment to persist, we also see potential return generation across a variety of hedge fund strategies as recent dislocations have created a number of opportunities in almost every market sector.

--------------------------------------------------------------------------------
INDICES REFERENCED HEREIN ARE BROAD-BASED AND USED FOR ILLUSTRATIVE PURPOSES ONLY AND HAVE BEEN SELECTED AS THEY ARE WELL KNOWN AND ARE EASILY RECOGNIZABLE BY INVESTORS. HOWEVER, THE INVESTMENT ACTIVITIES AND PERFORMANCE OF AN IVY FUND MAY BE CONSIDERABLY MORE VOLATILE THAN THE PERFORMANCE OF ANY OF THE REFERENCED INDICES. UNLIKE THESE INDICES, THE PORTFOLIOS OF ANY IVY FUNDS ARE ACTIVELY MANAGED. FURTHERMORE, AN IVY FUND INVESTS IN SUBSTANTIALLY FEWER SECURITIES THAN THE NUMBER OF SECURITIES COMPRISING EACH OF THESE INDICES. THERE IS NO GUARANTEE THAT ANY OF THE SECURITIES DIRECTLY OR INDIRECTLY INVESTED IN BY AN IVY FUND COMPRISE THESE INDICES. ALSO, PERFORMANCE RESULTS FOR INDICES MAY NOT REFLECT PAYMENT OF INVESTMENT MANAGEMENT/INCENTIVE FEES AND OTHER FUND EXPENSES. BECAUSE OF THESE DIFFERENCES, INDICES SHOULD NOT BE RELIED UPON AS AN ACCURATE MEASURE OF COMPARISON.

THE INFORMATION REGARDING THE INDICES IS INCLUDED MERELY TO SHOW THE GENERAL TRENDS IN THE PERIODS INDICATED AND IS NOT INTENDED TO IMPLY THAT THE FUND WAS SIMILAR TO ANY OF THE INDICES IN COMPOSITION OR RISK. THE BENCHMARKS ARE USED FOR COMPARATIVE PURPOSES ONLY.

THE S&P 500 INDEX ("S&P") IS CONSIDERED TO BE GENERALLY REPRESENTATIVE OF THE U.S. LARGE CAPITALIZATION STOCK MARKET AS A WHOLE. THE S&P IS NOT ACTIVELY MANAGED, INCLUDES THE REINVESTMENT OF ALL INCOME AND DOES NOT REFLECT THE DEDUCTION OF ANY EXPENSES OR FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P. PERFORMANCE OF THE FUND MAY NOT BE COMPARABLE TO THE PERFORMANCE OF THE S&P.

THE HEDGE FUND RESEARCH INC'S WEIGHTED COMPOSITE INDEX ("HFR COMPOSITE INDEX") IS AN INDEPENDENTLY CONSTRUCTED INDEX THAT IS EQUALLY-WEIGHTED AND COMPRISED OF AN UNDISCLOSED NUMBER OF HEDGE FUNDS. THE HFR COMPOSITE INDEX IS NOT ACTIVELY MANAGED AND DOES NOT NECESSARILY REPRESENT THE PERFORMANCE THAT MAY BE ACHIEVED BY ANY PARTICULAR HEDGE FUND OF FUNDS. THE HFR COMPOSITE INDEX INCLUDES THE REINVESTMENT OF ALL INCOME AND IS NET OF ALL FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE HFR COMPOSITE INDEX. PERFORMANCE OF THE FUND MAY NOT BE COMPARABLE TO THE PERFORMANCE OF THE HFR COMPOSITE INDEX.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
 September 30, 2008 (unaudited)

 INCEPTION DATE              PORTFOLIO STATISTICS

 4/1/2003                    Members' Capital ($million): $162.2


 SECTOR BREAKDOWN*

            36.7% Relative Value
            26.4  Event Driven
            23.5  Equity
             2.9  Credit
         -------
            89.5  Total Investments in Portfolio Funds
             3.3  Money Market Fund
             7.2  Other Assets, Less Liabilities
         -------
           100.0% Members' Capital
         =======


--------------------------------------------------------------------------------
 * As a percentage of members' capital.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 September 30, 2008 (unaudited)


                                                   Initial
                                                Acquisition                       Fair
 PORTFOLIO FUNDS - 89.5%                            Date          Cost            Value       Liquidity*
                                                    ----          ----            -----       ----------

 RELATIVE VALUE - 36.7%

 MULTI-STRATEGY - 31.9%

 Aristeia Partners, LP                             2/01/08     $ 5,000,000      $ 4,404,806    Annually
 Basso Multi-Strategy Fund, LP++                  12/01/07       5,500,000        4,692,739    Quarterly
 Brevan Howard, LP, Series B                       4/01/08       6,400,000        6,382,359    Monthly
 Elliot Associates, LP                             4/01/03       4,600,000       10,185,494    Semi-annually
 HBK Fund, LP, Class C                             4/01/07       1,340,155        1,076,133    Quarterly
 Investcorp Interlachen Multi-Strategy
   Fund LLC+                                       2/01/08       5,000,000        4,941,104    Quarterly
 OZ Domestic Partners II, LP                       2/01/04       3,650,000        6,581,528    Annually
 Stark Investments, LP++                           4/01/03       5,300,000        7,669,762    Annually
 SuttonBrook Capital Partners, LP                  1/01/07       5,500,000        5,851,258    Quarterly
                                                            --------------   --------------
                                                                42,290,155       51,785,183
                                                            --------------   --------------

 STATISTICAL ARBITRAGE - 4.8%

 Bogle Investment Fund, LP                        10/01/07       5,000,000        4,448,618    Quarterly
 Two Sigma Eclipse US Fund, LP                    09/01/08       1,100,000        1,099,890    Quarterly
 Two Sigma Spectrum US Fund, LP                   09/01/08       2,200,000        2,176,240    Quarterly
                                                            --------------   --------------
                                                                 8,300,000        7,724,748
                                                            --------------   --------------
 TOTAL RELATIVE VALUE                                           50,590,155       59,509,931
                                                            --------------   --------------

 EVENT DRIVEN - 26.4%

 DISTRESSED - 13.2%

 Cerberus Partners, LP                             4/01/03       3,650,000        7,725,421    Semi-annually
 King Street Capital, LP++                         4/01/03       3,600,000        7,776,760    Quarterly
 Longacre Capital Partners (QP), LP                4/01/03       2,600,000        5,993,296    Quarterly
                                                            --------------   --------------
                                                                 9,850,000       21,495,477
                                                            --------------   --------------

 MULTI-STRATEGY-SPECIAL SITUATIONS - 13.2%

 Davidson Kempner Partners                         4/01/03       4,700,000        7,488,338    Annually
 Deephaven Event Fund LLC                         11/01/05         137,013          995,356    Annually
 Mason Capital, LP                                 1/01/08       4,500,000        4,021,697    Annually
 Merced Partners Limited Partnership++             4/01/03       1,950,000        3,273,430    Annually
 Scoggin Capital Management, LP II                 2/01/06       4,550,000        5,555,992    Annually
                                                            --------------   --------------
                                                                15,837,013       21,334,813
                                                            --------------   --------------
 TOTAL EVENT DRIVEN                                             25,687,013       42,830,290
                                                            --------------   --------------

--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
 September 30, 2008 (unaudited)

                                                  Initial
                                               Acquisition                         Fair
 PORTFOLIO FUNDS (CONTINUED)                       Date           Cost             Value      Liquidity*
                                                   ----           ----             -----      ----------

 EQUITY - 23.5%

 GLOBAL - 2.5%

 Kingdon Associates                                4/01/04     $ 1,500,000      $   4,099,185  Quarterly
                                                           ---------------  -----------------

 REAL ESTATE - 3.6%

 Wesley Capital QP, LP                            10/01/05       5,500,000          5,928,669  Quarterly
                                                           ---------------  -----------------

 TECHNOLOGY - 2.9%

 Criterion Institutional Partners, LP             10/01/05       2,150,000          4,658,701  Quarterly
                                                           ---------------  -----------------

 UNITED STATES - 14.5%

 Cobalt Partners, LP                               1/01/07       5,250,000          5,447,309  Semi-annually
 Eminence Partners, LP+                            1/01/07       6,150,000          5,844,938  Semi-annually
 Perry Partners, LP                                4/01/03       2,254,000          5,262,492  Annually
 PFM Diversified Fund, LP, Class A                 1/01/05       4,600,000          6,920,471  Quarterly
                                                           ---------------  -----------------
                                                                18,254,000         23,475,210
                                                           ---------------  -----------------
 TOTAL EQUITY                                                   27,404,000         38,161,765
                                                           ---------------  -----------------

 CREDIT - 2.9%

 LONG / SHORT CREDIT - 2.9%

 Brigade Leveraged Capital

   Structures Fund, LP                             4/01/08       5,000,000          4,699,510  Quarterly
                                                           ---------------  -----------------

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 89.5%                  108,681,168        145,201,496
                                                           ---------------  -----------------

 MONEY MARKET FUND - 3.3%

 Federated Prime Obligations Fund - 2.97%**                      5,398,868          5,398,868
                                                           ---------------  -----------------

 TOTAL INVESTMENTS - 92.8%                                     114,080,036        150,600,364
 Other Assets, Less Liabilities - 7.2%                                             11,661,854
                                                                            -----------------
 MEMBERS' CAPITAL - 100.0%                                                       $162,262,218
                                                                            =================


--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
 September 30, 2008

--------------------------------------------------------------------------------
 * Available frequency of redemption after initial lock-up period. Other liquidity restrictions may apply.

 ** Represents annualized 7-day yield at September 30, 2008.

 + Liquidity restricted.

 ++ A portion of this Portfolio Fund is held in side pockets, which have restricted liquidity.

 Detailed information about the Portfolio Funds is not available. The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.

--------------------------------------------------------------------------------
 Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

 The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                                 Investments
 Valuation Inputs                                               in Securities
 ----------------                                               -------------
 Level 1- Quoted Prices                                         $         --
 Level 2- Other Significant Observable Inputs                      5,398,868
 Level 3- Significant Unobservable Inputs                        145,201,496
                                                                ------------
 Total                                                          $150,600,364
                                                                ============

 The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                 Investments
                                                                in Securities
                                                                -------------
 Balance as of 3/31/08                                         $159,139,638
 Realized gain (loss)                                             3,823,776
 Change in unrealized appreciation (depreciation)               (13,550,441)
 Net purchases (sales)                                           (4,211,477)
 Transfers in and/or out of Level 3                                      --
                                                               ------------
 Balance as of 9/30/08                                         $145,201,496
                                                               ============

--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
 September 30, 2008 (unaudited)

 ASSETS

 Investments, at fair value (cost $114,080,036)         $ 150,600,364
 Receivable for Portfolio Funds sold                       15,417,986
 Prepaid assets                                               113,863
 Interest receivable                                            5,679
                                                        -------------
   TOTAL ASSETS                                           166,137,892
                                                        =============
 LIABILITIES

 Contributions received in advance                          3,235,000
 Management fee payable                                       212,717
 Administration fee payable                                   106,649
 Accrued expenses and other liabilities                       321,308
                                                        -------------
   TOTAL LIABILITIES                                        3,875,674
                                                        -------------
 NET ASSETS                                             $ 162,262,218
                                                        =============

 MEMBERS' CAPITAL REPRESENTED BY:

 Net capital contributions                              $ 125,741,890
 Net unrealized appreciation of investments                36,520,328
                                                        -------------
                                                        $ 162,262,218
                                                        =============

--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 For the Six Months Ended September 30, 2008 (unaudited)

 INVESTMENT INCOME
    Interest                                               $          105,104
                                                           ------------------

 EXPENSES
   Management fees                                                  1,318,685
   Investor servicing fees                                            262,907
   Administration fees                                                219,230
   Professional fees                                                  123,375
   Insurance                                                           39,609
   Printing                                                            34,971
   Board of Managers fees                                              29,004
   Registration fees                                                   20,679
   Miscellaneous                                                       34,494
                                                           ------------------
   TOTAL EXPENSES                                                   2,082,954
                                                           ------------------

   NET INVESTMENT LOSS                                             (1,977,850)
                                                           ------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain on investments                                   3,645,536
 Net change in unrealized depreciation on investments             (13,372,201)
                                                           ------------------
 Net realized and unrealized loss on investments                   (9,726,665)
                                                           ------------------

 NET DECREASE IN MEMBERS' CAPITAL RESULTING
    FROM OPERATIONS                                        $      (11,704,515)
                                                           ==================


--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                         FOR THE
                                                                     SIX MONTHS ENDED           FOR THE YEAR
                                                                    SEPTEMBER 30, 2008              ENDED
                                                                        (UNAUDITED)            MARCH 31, 2008
                                                                    ------------------         ---------------
 FROM OPERATIONS
    Net investment loss                                               $    (1,977,850)       $       (3,983,105)
    Net realized gain on investments                                        3,645,536                 1,950,418
    Net change in unrealized appreciation/depreciation
      on investments                                                      (13,372,201)                3,456,924
                                                                      ---------------        ------------------
    Net increase/decrease in members' capital
      resulting from operations                                           (11,704,515)                1,424,237
                                                                      ---------------        ------------------

 FROM MEMBERS' CAPITAL TRANSACTIONS

    Members' contributions                                                 20,848,263                28,853,500
    Members' redemptions due to Repurchase Offers
      (net of redemption fees) (Note 1)                                   (17,375,538)              (36,913,012)
                                                                      ---------------        ------------------
    Net increase/decrease in members' capital from
      capital transactions                                                  3,472,725                (8,059,512)
                                                                      ---------------        ------------------

    Net Decrease in Members' Capital                                       (8,231,790)               (6,635,275)

 CHANGE IN MEMBERS' CAPITAL

    Beginning of Period                                                   170,494,008               177,129,283
                                                                      ---------------        ------------------

    End of Period                                                     $   162,262,218        $      170,494,008
                                                                      ===============        ==================



--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------
 For the Six Months Ended September 30, 2008 (unaudited)

 CASH FLOWS FROM OPERATING ACTIVITIES
 Net decrease in members' capital resulting from operations     $   (11,704,515)

 ADJUSTMENTS TO RECONCILE NET DECREASE IN MEMBERS'
   CAPITAL RESULTING FROM OPERATIONS TO NET CASH USED
   IN OPERATING ACTIVITIES:
       Net change in unrealized appreciation on investments          13,372,201
       Net realized gain on investments                              (3,645,536)
       Purchase of Investments                                      (55,403,207)
       Proceeds from sale of Investments                             63,952,202

     CHANGE IN ASSETS AND LIABILITIES:
       Increase in receivable for Portfolio Funds sold              (13,303,404)
       Increase in prepaid assets                                       (66,259)
       Decrease in interest receivable                                   23,221
       Decrease in management fee payable                                (8,136)
       Increase in administration fee payable                               554
       Increase in accrued expenses and other liabilities                75,154
                                                                ---------------
         Net cash used in operating activities                       (6,707,725)

 CASH FLOWS FROM FINANCING ACTIVITIES

       Proceeds from members' contributions including
         contributions received in advance                           24,083,263
       Members' redemptions due to Repurchase Offer
        (net of redemption fees and Members redemptions payable)    (17,375,538)
                                                                ---------------
       Net cash provided by financing activities                      6,707,725

 Net change in cash                                                          --
 CASH AT BEGINNING OF PERIOD                                                 --
                                                                ---------------
 CASH AT END OF PERIOD                                          $            --
                                                                ===============


--------------------------------------------------------------------------------
 See notes to financial statements.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
 September 30, 2008

NOTE 1. ORGANIZATION

BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund"), formerly known as Ivy Multi-Strategy Hedge Fund LLC, is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Delaware limited liability company on September 25, 2002 and commenced operations on April 1, 2003.

BNY Investment Advisors (the "Adviser") is a registered investment adviser with the SEC and a division of The Bank of New York Mellon. Ivy Asset Management Corp. ("Ivy"), a direct, wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY"), and a registered investment adviser with the SEC, has been retained by the Adviser to provide day-to-day investment management services to the Fund, subject to the general supervision of the Adviser pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement").

The Fund's investment objective is to provide above average capital appreciation with low to moderate volatility of investment returns. The Fund pursues its investment objective by investing primarily in private investment partnerships and other investment vehicles ("Portfolio Funds") that are managed by a select group of alternative asset managers ("Portfolio Managers") that pursue "Event Driven", "Relative Value", "Equity" and "Credit" investment strategies. In allocating the Fund's assets for investment, Ivy focuses on the selection of Portfolio Managers that have achieved above average investment returns through different market cycles, with additional consideration given to those managers that have achieved good performance during adverse market conditions. Ivy has primary responsibility for selecting Portfolio Managers and determining the portion of the Fund's assets to be allocated to each Portfolio Manager.

Initial and additional subscriptions for Interests in the Fund are generally accepted as of the first day of each month, unless otherwise determined by the Fund's Board of Managers (the "Board"). Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. A repurchase fee equal to 1% of the value of an Interest repurchased by the Fund will apply if the repurchase occurs less than one year following the date of the Member's initial investment in the Fund. Repurchase fees, if any, will be retained by the Fund and recorded as an increase to members' capital.

The following is a summary of the Fund's repurchase activity for the six months ended September 30, 2008 and fiscal year 2008:

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
NOTE 1. ORGANIZATION (CONTINUED)


    REPURCHASE VALUE         COMMENCEMENT          EXPIRATION DATE            INTEREST         REPURCHASE
          DATE               DATE OF OFFER             OF OFFER               PURCHASED            FEE
-------------------         --------------          ---------------         -------------      ----------
   June 30, 2007            May 2, 2007            June 10, 2007             27,886,306           $1,693
   December 31, 2007        October 24, 2007       November 21, 2007          9,026,706                --
   June 30, 2008            May 1, 2008            May 30, 2008              17,375,538                --

In general, the Fund will initially pay 95% of the estimated value of the repurchased Interests of Members within one month after the value of the Interests to be repurchased is determined. The remaining amount will be paid out promptly after completion of the Fund's year end audit.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The  preparation  of financial  statements  in  conformity  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. INVESTMENT VALUATION

The Fund values its investments in accordance with the valuation principles set forth and established by the Board. These procedures require that the Fund values its investments in Portfolio Funds at fair value. Fair value of these investments ordinarily will be the value determined as of the end of each fiscal period (as defined in the Fund's registration statement) by the Portfolio Managers of each Portfolio Fund, and will ordinarily be the amount equal to the Fund's pro rata interest in the net assets of such Portfolio Fund. Such valuations are net of management and performance incentive fees or allocations payable to the Portfolio Funds' managers pursuant to the Portfolio Funds' agreements. Because Portfolio Funds provide net asset value information to the Fund on a monthly basis and do not generally provide detailed information on their investment positions except on an annual basis, the Fund generally will not be able to determine the fair value of investments or their net asset values other than as of the end of each month and may not be able to verify valuation information provided to the Fund by Portfolio Managers.

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Portfolio Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund's registration statement, the Adviser values the Fund's assets based on such reasonably available relevant

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
A. INVESTMENT VALUATION (CONTINUED)

information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

To the extent that the Fund invests any of its assets through Portfolio Accounts (as defined in the Fund's registration statement), or otherwise owns securities other than interests in Portfolio Funds, the Fund will value U.S. exchange-traded securities and securities included in the Nasdaq National Market System at the last composite sales price as reported on the exchanges where such securities are traded. Securities traded on a foreign securities exchange will be valued at the last sales price on the exchange where such securities are primarily traded. Listed option and futures contracts will be valued using last sales prices as reported by the exchange with the highest recorded daily volume for such options or futures contract.

Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board. Debt securities with remaining maturities of 60 days or less will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of April 1, 2008, the beginning of the Fund's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

o Level 1 - quoted prices in active markets for identical securities
o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 - significant unobservable inputs (including a Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is included with the Fund's Schedule of Investments.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
B. INCOME RECOGNITION

Interest income is recorded on the accrual basis. Realized gains and losses from Portfolio Fund withdrawals are recognized on a specific-identification basis.

Net profits or net losses of the Fund for each fiscal period will be allocated among, and credited to or debited against, the capital accounts of Members as of the last day of each fiscal period in accordance with the Members' respective investment percentages as of the beginning of the period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments) and realized income and gains or losses and expenses during a fiscal period, before giving effect to any repurchases by the Fund of Interests (or portions thereof).

C. INCOME TAXES

The Fund is classified as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income tax has been provided by the Fund. Each Member is individually required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

For the year ended March 31, 2008, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies," the Fund reclassified $3,983,105 and $1,950,418 from accumulated net investment loss and accumulated net realized gain, respectively, to net capital. This reclassification was to reflect, as an adjustment to net capital, the amounts of taxable income or loss that have been allocated to the Members and had no effect on members' capital.

At September 30, 2008, the cost of investments for Federal Income Tax purposes was estimated to be $114,080,036. Accordingly, accumulated net unrealized appreciation on investments was $36,520,328 consisting of $39,922,448 gross unrealized appreciation and $3,402,120 gross unrealized depreciation.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management has evaluated the implications of FIN 48 and determined that there is no impact in the financial statements for the year ended March 31, 2008.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
D. LIMITATION OF MEMBER LIABILITY

Generally, except as provided under applicable law or under the Fund's registration statement, a Member shall not be liable for the Fund's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets. Subject to applicable law, a Member may be obligated to return to the Fund certain amounts distributed to the Member.

E. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"), the Adviser is responsible for developing, implementing and supervising the Fund's investment program, subject to the ultimate supervision of and subject to any policies established by the Board of the Fund.

In consideration of services provided by the Adviser, the Fund pays the Adviser a fee, the "Management Fee," computed and paid monthly, at the annual rate of 1.50% of the aggregate value of outstanding Interests determined as of the beginning of every month. The Adviser pays Ivy, pursuant to the Sub-Advisory Agreement, for its services in an amount equal to 50% of the Management Fee received by the Adviser. The fee paid to Ivy is borne by the Adviser, not the Fund.

The Bank of New York Mellon (the "Administrator") provides various administration, fund accounting, member accounting, taxation and investor servicing services to the Fund. In consideration of these services, the Fund pays the Administrator a fee, computed and paid quarterly, of an amount equal to 0.25% of the Fund's net assets on an annual basis and reimburses the Administrator for certain out-of-pocket expenses. Pursuant to the administration agreement with the Fund, the Administrator may appoint sub-administrators to provide these services to the Fund.

The Bank of New York Mellon (the "Custodian") also serves as the custodian of the Fund's assets. Custodian fees are included in the 0.25% administration fees referred to above.

BNY Hamilton Distributors, Inc., a wholly-owned subsidiary of Foreside Financial Group LLC and MBSC Securities Corporation, an affiliate of the Adviser, (each, a "Distributor"), act as the distributors of Interests on a best efforts basis, subject to various conditions. Interests

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

are being offered to investors meeting all qualifications for investment in the Fund. These Interests are offered through the Distributors and other brokers, dealers and certain financial institutions that have entered into selling agreements with a Distributor ("Selling Agents").

The Distributors and Selling Agents may, in their discretion, impose a placement fee in connection with sales of Interests (the "Placement Fee") of up to 3% of the amount of an investor's investment in Interests. The Placement Fee will be determined as a percentage of an investor's investment amount and will not constitute an investment made by the investor in the Fund. The Placement Fees charged by each Distributor and Selling Agent may vary, and the Distributors and Selling Agents may reduce or waive the Placement Fees as they may determine.

The Adviser (or one of its affiliates) may make one-time payments from its own resources to brokers and dealers of up to 1% of the value of Interests sold by them. In addition, the Adviser (or one of its affiliates) may make ongoing payments to the Distributors or Selling Agents from its own resources in an amount up to 0.90% per annum of the aggregate value of Interest held by Members that are customers of those Selling Agents.

The Fund pays a quarterly fee (the "Investor Servicing Fee") to each Distributor to reimburse it for payments made to Selling Agents and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Providers"). This fee will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.50% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of each month (before any repurchases of Interests); or (ii) the Distributor's actual payments to the Investor Service Provider.

Each Manager of the Board receives an annual retainer of $10,000 plus a fee for each meeting attended. The Chairman of the Board and Audit Committee Chairperson receive an additional $3,000 to the annual retainer. All Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses.

NOTE 4. PORTFOLIO TRANSACTIONS

Aggregate purchases and sales of investments (excluding short-term  investments)
for  the  period  ended   September  30,  2008,   amounted  to  $22,100,000  and
$26,311,478, respectively.

NOTE 5. PORTFOLIO FUND INVESTMENTS

The Fund invests in Portfolio Funds, none of which are related parties, that are managed by Portfolio Managers that pursue Event Driven, Relative Value, Equity and Credit investment strategies. Portfolio Funds are investment funds typically organized as limited partnerships

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
NOTE 5. PORTFOLIO FUND INVESTMENTS (CONTINUED)

that do not publicly offer their securities and are not required to register under the 1940 Act. The typical Portfolio Fund has greater flexibility as to the type of securities it may own, the types of trading strategies it may employ and the amount of leverage it may use.

The investment programs used by the Portfolio Managers may employ a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage (i.e., borrowing money for investment purposes), transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures and distressed securities including low-grade bonds and convertible hedging. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

The agreements related to Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 15%-25% of net profits earned. The Portfolio Funds provide for periodic redemptions. However, with respect to certain Portfolio Funds, there are lock-up provisions of up to three years from the date of the Fund's initial investment and there may be other restrictions on redemption rights that limit the Fund's ability to withdraw capital from the Portfolio Funds. At September 30, 2008, there were no portfolios that had lock-ups extending beyond one year from September 30, 2008. Additionally, other liquidity restrictions may apply. Detailed information about the Portfolio Funds is included on the Schedule of Investments.

Some of the Portfolio Funds may hold a portion of their assets in "side pockets," which are sub-funds within the Portfolio Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should the Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Portfolio Fund's investment manager. At September 30, 2008, approximately 9.64% of the Fund's capital was invested in side pockets maintained by the Portfolio Funds.

NOTE 6. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by the Fund for investment purposes (a practice known as "leverage") involve certain risks. Any such borrowings by the Fund are made solely for Portfolio Accounts and are not principal investment strategies of the Fund.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
NOTE 6. BORROWINGS (CONTINUED)

The Fund maintains a line of credit of $30,000,000 with Deutsche Bank in order to secure a source of funds for temporary purposes to meet unanticipated or excessive Member redemption requests. The fund pays a structuring fee, at an annual rate of .05% of the average commitment amount, regardless of usage, to Deutsche Bank. The Fund borrowed $1,450,000 on credit during the period ended September 30, 2008.

Portfolio Funds that are not registered investment companies are not subject to the 300% asset coverage requirement referred to above.

NOTE 7. FINANCIAL HIGHLIGHTS

The following represents the ratios to average Members' capital and other supplemental information for the period:


                          Six Months
                             Ended                                                                       April 1, 2003 (a)
                      September 30, 2008    Year Ended     Year Ended      Year Ended      Year Ended        through
                          (unaudited)     March 31, 2008 March 31, 2007  March  31, 2006  March 31, 2005  March 31, 2004
                      ------------------  -------------- --------------  ---------------  --------------  ----------------

Net assets, end of
  period (000)             $ 162,262        $ 170,494      $ 177,129        $ 159,757        $ 130,861       $ 89,246
Ratio of net investment
  loss to average
  Members' capital             (2.27)%(b)       (2.29)%        (2.32)%          (2.50)%          (2.59)%        (2.75)%
Ratio of expenses to
  average Members'
  capital (c)                   2.39%(b)         2.56%          2.48%            2.57%            2.60%          2.76%(e)
Total Return                   (6.82)%           0.56%          7.22%           13.51%(d)         5.10%          8.38%
Portfolio turnover rate           13%              21%            26%              26%              25%            19%
-------------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b)  Annualized.
(c) Ratios do not reflect the Fund's proportionate share of the income and expenses of the Portfolio Funds.
(d) For the fiscal year ended March 31, 2006, 0.10% of the Fund's total return consists of a payment by an Affiliate. Excluding this item, the total return would have been 13.41%.
(e) Ratio of expenses to average Members' capital excluding organization expenses is 2.56%.

Net investment loss ratio, expenses to average Member's capital ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions.

NOTE 8. SUBSEQUENT EVENTS

From October 1, 2008 through November 25, 2008, the Fund received additional contributions from Members of $4,125,000.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 MANAGERS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The managers and executive officers of the BNY/Ivy Multi-Strategy Hedge Fund and their principal occupations during the past five years are:


                                                  Principal Occupations
Manager                  Position                 During Past Five Years
-------                  --------                 ----------------------
Carla Diane Hunter       Manager; Chair of the    Chief Operating Officer, Weizmann Global Endowment
Age 54                   Audit Committee          Management Trust,  since October 2002;  Director of
                                                  Investments and Treasury,  Museum of Modern Art, New
                                                  York City, from April  1997 to September 2002.

Arthur Williams III      Manager                  President and Chief Investment Officer, Pine Grove
Age 67                                            Associates, Inc., since 1994.

Rodney S. Yanker         Manager                  Co-founder and Senior Partner, Alternative Asset
Age 49                                            Managers, L.P. since June 2004; Founder and Managing
                                                  Director, Affiliated Alternative Managers, LLC, from
                                                  January 1996 to May 2004.

Newton P.S.  Merrill*    Manager; Chair of the    Retired;  Senior  Executive  Vice President, The Bank
Age 69                   Board                    of New York, from April 1994 to May 2003.

Robert M. Bowen          Manager                  Retired; formerly Executive Vice President, Callan
Age 71                                            Associates, 1993-2001.

Robert J. Dwyer          Manager                  Retired; Advisory Director of Morgan Stanley & Co.
Age 65                                            and President of Dwyer Family Foundation; formerly
                                                  Executive Vice President of Morgan Stanley Dean Witter.

Joseph Murphy            President and            Managing Director, The Bank of New York Mellon, since
Age 45                   Principal Executive      April 2001.
                         Officer

Guy Nordahl              Treasurer and            Vice President, The Bank of New York Mellon, since
Age 43                   Principal Financial      November 1999.
                         Officer

Ellen Kaltman            Chief Compliance         Managing Director, Compliance, The Bank of
Age 60                   Officer                  New York Mellon, 1999 to Present.



--------------------------------------------------------------------------------
 * Interested Manager.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 INFORMATION ABOUT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Advisory Agreement and the Sub-Advisory Agreement (collectively, the "Advisory Agreements") may be continued in effect from year to year thereafter subject to the approval thereof by: (i) the Fund's Board; or (ii) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Managers who are not interested persons' (as defined by the 1940 Act) of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval.

At the meeting held on May 20 and May 21, 2008, the Managers approved a continuation of the Advisory Agreements. In considering this matter, the Managers reviewed various written materials including: performance information on and expense ratios of comparable funds; and information relating to the costs and profitability of the Adviser ("Profitability Analysis").

In approving the renewal of the Advisory Agreements, the Managers evaluated: (i) the nature, extent and quality of services provided by the Adviser and Ivy; (ii) the investment performance of the Fund, the Adviser and Ivy; (iii) the costs of services provided and the profits realized by the Adviser and Ivy from their relationships with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors.

In considering the nature, extent and quality of services that the Adviser and Ivy provide to the Fund, the Managers reviewed the structure and capabilities of the Adviser and Ivy, including the qualifications of key personnel, and technology and operational support, which support the services provided to the Fund. The Managers concluded that the Fund benefits from the services provided by the Adviser and Ivy, and in particular, considered Ivy's research and portfolio management capabilities, as well as the Adviser's extensive administrative, accounting and compliance infrastructure. The Managers noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and Ivy and concluded that the Fund was receiving all services required from the Adviser and Ivy under their agreements with the Fund, and that these services were of high quality.

The Managers also considered the price paid for advisory services, including information on fees and expenses of the Fund contained in the materials provided to the Managers. They reviewed the advisory fee and expense ratio of the Fund, as well as the advisory fees and expense ratios of other similar registered funds of hedge funds. In this regard, the Managers concluded that the fees and expenses of the Fund are within the range of those of similar funds.

The Managers also considered the investment performance of the Fund and compared the Fund's performance to that of comparable funds. The Managers concluded that the Fund's performance compared favorably with the performance of similar registered funds.

 BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

 INFORMATION ABOUT ADVISORY AGREEMENTS (UNAUDITED)
 (CONTINUED)
--------------------------------------------------------------------------------

The Managers also considered the profitability realized by the Adviser and Ivy, relying principally on the Profitability Analysis. The representatives of the Adviser stated that neither the Adviser nor Ivy receives any significant indirect benefits from their relationships with the Fund. After reviewing the information contained in the Profitability Analysis, the Managers determined that the profitability percentage indicated therein was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Fund and superior service levels, profitability to the Adviser and Ivy was not excessive. With regard to economies of scale, the Managers noted that economies of scale are realized when a fund's assets increase significantly. The Managers concluded that, although the Fund's net assets have grown since its inception, the Fund had not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser or Ivy.

Based on the information provided to the Managers and the considerations and conclusions described above, the Board, including a majority of the Independent Managers, determined that: (i) it is appropriate that the Adviser and Ivy continue to provide services to the Funds; (ii) the fee paid by the Fund for these services is fair and reasonable; and (iii) it is in the best interests of the Fund to renew each of the Agreements for an additional one-year period.

A description of the Fund's proxy voting policies and procedures is available, without charge and upon request, by calling the BNY/Ivy Multi-Strategy Hedge Fund LLC Services Division at (877) 470-9122 or accessing the Securities and Exchange Commission("Commission") website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling the BNY/Ivy Multi-Strategy Hedge Fund LLC Services Division at (877) 470-9122; or (ii) accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The Fund is available to investors who have a personal net worth (or joint net worth with their spouse) of more than $1.5 million or that meet certain other qualification requirements. Interests in the Fund are not transferable; however liquidity may be available through repurchase offers made at the discretion of the Board of Managers of the Fund.

FOR MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND ONGOING FEES, PLEASE CALL 1.877.470.9122 TO RECEIVE A PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION ("SAI"). READ THE PROSPECTUS AND SAI CAREFULLY BEFORE INVESTING OR SENDING MONEY.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the Fund will achieve its objectives. The prospectus contains a more complete description of the risks associated with the Fund. Under no circumstances should a prospective investor elect to invest in the Fund without reviewing the Fund's prospectus.

The Fund is distributed by BNY Hamilton Funds Distributors, Inc., which is not affiliated with The Bank of New YorkMellon, and MBSC Securities Corporation, which is affiliated with The Bank of New York Mellon. BNY Investment Advisors, as adviser, and Ivy Asset Management Corp., as investment manager, both receive compensation for providing advisory and other services to the Fund.

   NOT FDIC, STATE OR               MAY LOSE         NO BANK, STATE OR
   FEDERAL AGENCY INSURED           VALUE            FEDERAL AGENCY GUARANTEE

                                 [Logo Omitted]


ITEM 2. CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as a part of the report to shareholders filed under
Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for a semi-annual period.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for a semi-annual period.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation on December 2, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, Ivy Asset Management Corp. ("Ivy"), the investment manager and

     The Bank of New York Mellon (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of Foreside Financial Group LLC ("Foreside") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or Adviser, or Ivy, or Foreside on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of BNY, Foreside, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.


ITEM 12. EXHIBITS.

 (a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY/Ivy Multi-Strategy Hedge Fund LLC
             --------------------------------------

By:   /s/ Joseph Murphy
     ----------------------

Name:    Joseph Murphy

Title:   President

Date:    December 2, 2008



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph Murphy
    ------------------------

Name:    Joseph Murphy

Title:   President

Date:    December 2, 2008


By:   /s/ Guy Nordahl
    ------------------------

Name:    Guy Nordahl

Title:   Treasurer

Date:    December 2, 2008